SHARE-BASED PAYMENTS, Expense Recognized for Share Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expenses	$ 45,488	$ 90,648	$ 88,355
Cost of Revenue [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expenses	4,722	10,050	10,424
General and Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expenses	23,797	48,850	54,458
Research and Development Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expenses	13,377	24,258	18,246
Selling Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expenses	$ 3,592	$ 7,490	$ 5,227